CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, par value (in dollars per share)	0.006	0.006
Series C Convertable Preferred Stock
Preferred stock, par value (in dollars per share)	0.01	$ 0.01
Convertible preferred stock, issuance costs		$ 71
Series D Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Convertible preferred stock, issuance costs	$ 5